Supplemental Guarantor Information (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Guarantor Information [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet
June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	663	12	846	—	1,521
Accounts and other receivables	1	4	236	—	241
Accounts receivable—affiliate	—	36	20	(37)	19
Advances to affiliate	—	90	129	(80)	139
Inventory	—	11	76	—	87
Other current assets	14	8	32	—	54
Other current assets—affiliate	—	1	21	(21)	1
Total current assets	678	162	1,360	(138)	2,062

Property, plant and equipment, net	79	2,145	13,007	(24)	15,207
Debt issuance costs, net	3	—	15	—	18
Non-current derivative assets	15	—	16	—	31
Investments in subsidiaries	2,531	397	—	(2,928)	—
Other non-current assets, net	—	35	189	—	224
Total assets	$3,306	$2,739	$14,587	$(3,090)	$17,542

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$10	$—	$14
Accrued liabilities	20	15	537	—	572
Due to affiliates	—	111	43	(115)	39
Deferred revenue	—	25	73	—	98
Deferred revenue—affiliate	—	21	—	(21)	—
Derivative liabilities	—	—	7	—	7
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	20	177	670	(137)	730

Long-term debt, net	2,558	—	13,488	—	16,046
Non-current derivative liabilities	—	—	7	—	7
Other non-current liabilities	—	8	—	—	8
Other non-current liabilities—affiliate	—	23	—	—	23

Partners’ equity	728	2,531	422	(2,953)	728
Total liabilities and partners’ equity	$3,306	$2,739	$14,587	$(3,090)	$17,542

Condensed Consolidating Balance Sheet
December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	1,033	12	544	—	1,589
Accounts and other receivables	—	2	189	—	191
Accounts receivable—affiliate	—	36	163	(36)	163
Advances to affiliate	—	20	26	(10)	36
Inventory	—	10	85	—	95
Other current assets	8	3	54	—	65
Other current assets—affiliate	—	—	21	(21)	—
Total current assets	1,041	83	1,082	(67)	2,139

Property, plant and equipment, net	80	2,164	12,920	(25)	15,139
Debt issuance costs, net	20	—	18	—	38
Non-current derivative assets	14	—	17	—	31
Investments in subsidiaries	2,076	(63)	—	(2,013)	—
Other non-current assets, net	—	37	169	—	206
Total assets	$3,231	$2,221	$14,206	$(2,105)	$17,553

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$8	$—	$12
Accrued liabilities	23	8	606	—	637
Due to affiliates	—	47	66	(45)	68
Deferred revenue	—	27	84	—	111
Deferred revenue—affiliate	—	22	—	(21)	1
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	23	109	764	(67)	829

Long-term debt, net	2,569	—	13,477	—	16,046
Non-current deferred revenue	—	1	—	—	1
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	10	—	—	10
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity (deficit)	639	2,076	(38)	(2,038)	639
Total liabilities and partners’ equity (deficit)	$3,231	$2,221	$14,206	$(2,105)	$17,553

Condensed Consolidating Statements of Operations

Condensed Consolidating Statement of Operations
Three Months Ended June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$1,155	$—	$1,155
LNG revenues—affiliate	—	—	178	—	178
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	66	—	(66)	—
Other revenues	—	9	—	—	9
Other revenues—affiliate	—	80	—	(80)	—
Total revenues	—	220	1,333	(146)	1,407

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	695	1	698
Cost of sales—affiliate	—	—	7	(7)	—
Operating and maintenance expense	—	14	84	—	98
Operating and maintenance expense—affiliate	—	42	107	(119)	30
Development expense	—	—	1	—	1
General and administrative expense	1	—	1	—	2
General and administrative expense—affiliate	3	7	12	(5)	17
Depreciation and amortization expense	—	19	87	—	106
Total operating costs and expenses	4	84	994	(130)	952

Income (loss) from operations	(4)	136	339	(16)	455

Other income (expense)
Interest expense, net of capitalized interest	(34)	(2)	(148)	—	(184)
Derivative gain, net	3	—	—	—	3
Equity earnings of subsidiaries	313	193	—	(506)	—
Other income	3	2	2	—	7
Total other income (expense)	285	193	(146)	(506)	(174)

Net income	$281	$329	$193	$(522)	$281

Condensed Consolidating Statement of Operations
Three Months Ended June 30, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$503	$—	$503
LNG revenues—affiliate	—	—	422	—	422
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	47	—	(47)	—
Other revenues	—	2	—	—	2
Other revenues—affiliate	—	60	—	(60)	—
Total revenues	—	174	925	(107)	992

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	578	(3)	577
Cost of sales—affiliate	—	—	6	(6)	—
Operating and maintenance expense	2	12	68	—	82
Operating and maintenance expense—affiliate	—	29	83	(91)	21
Development expense	—	—	1	—	1
General and administrative expense	1	1	—	—	2
General and administrative expense—affiliate	3	10	17	(7)	23
Depreciation and amortization expense	—	19	67	—	86
Total operating costs and expenses	6	73	820	(107)	792

Income (loss) from operations	(6)	101	105	—	200

Other income (expense)
Interest expense, net of capitalized interest	(27)	—	(127)	—	(154)
Derivative loss, net	(3)	—	—	—	(3)
Equity earnings (losses) of subsidiaries	81	(20)	—	(61)	—
Other income	1	—	2	—	3
Total other income (expense)	52	(20)	(125)	(61)	(154)

Net income (loss)	$46	$81	$(20)	$(61)	$46

Condensed Consolidating Statement of Operations
Six Months Ended June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$2,170	$—	$2,170
LNG revenues—affiliate	—	—	681	—	681
Regasification revenues	—	130	—	—	130
Regasification revenues—affiliate	—	130	—	(130)	—
Other revenues	—	19	—	—	19
Other revenues—affiliate	—	135	—	(135)	—
Total revenues	—	414	2,851	(265)	3,000

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	1,533	—	1,535
Cost of sales—affiliate	—	—	15	(15)	—
Operating and maintenance expense	—	31	162	—	193
Operating and maintenance expense—affiliate	—	74	210	(228)	56
Development expense	—	—	1	—	1
General and administrative expense	2	1	3	—	6
General and administrative expense—affiliate	6	11	24	(6)	35
Depreciation and amortization expense	1	37	173	—	211
Total operating costs and expenses	9	156	2,121	(249)	2,037

Income (loss) from operations	(9)	258	730	(16)	963

Other income (expense)
Interest expense, net of capitalized interest	(68)	(2)	(299)	—	(369)
Derivative gain, net	11	—	—	—	11
Equity earnings of subsidiaries	676	435	—	(1,111)	—
Other income	6	1	4	—	11
Total other income (expense)	625	434	(295)	(1,111)	(347)

Net income	$616	$692	$435	$(1,127)	$616

Condensed Consolidating Statement of Operations
Six Months Ended June 30, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$995	$—	$995
LNG revenues—affiliate	—	—	753	—	753
Regasification revenues	—	130	—	—	130
Regasification revenues—affiliate	—	80	—	(80)	—
Other revenues	—	4	—	—	4
Other revenues—affiliate	—	111	—	(110)	1
Total revenues	—	325	1,748	(190)	1,883

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	2	1,088	—	1,090
Cost of sales—affiliate	—	—	10	(10)	—
Operating and maintenance expense	3	22	107	—	132
Operating and maintenance expense—affiliate	—	63	142	(166)	39
Development expense	—	—	1	—	1
General and administrative expense	2	1	2	—	5
General and administrative expense—affiliate	6	13	34	(8)	45
Depreciation and amortization expense	—	38	114	—	152
Total operating costs and expenses	11	139	1,498	(184)	1,464

Income (loss) from operations	(11)	186	250	(6)	419

Other income (expense)
Interest expense, net of capitalized interest	(52)	—	(232)	—	(284)
Loss on modification or extinguishment of debt	—	—	(42)	—	(42)
Derivative loss, net	(1)	—	(2)	—	(3)
Equity earnings (losses) of subsidiaries	156	(24)	—	(132)	—
Other income	1	—	2	—	3
Total other income (expense)	104	(24)	(274)	(132)	(326)

Net income (loss)	$93	$162	$(24)	$(138)	$93

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(7)	$266	$604	$(58)	$805

Cash flows from investing activities
Property, plant and equipment, net	—	(18)	(327)	—	(345)
Investments in subsidiaries	(112)	(25)	—	137	—
Distributions received from affiliates, net	277	—	—	(277)	—
Net cash provided by (used in) investing activities	165	(43)	(327)	(140)	(345)

Cash flows from financing activities
Debt issuance and deferred financing costs	(1)	—	—	—	(1)
Distributions to parent	—	(335)	—	335	—
Contributions from parent	—	112	25	(137)	—
Distributions to owners	(527)	—	—	—	(527)
Net cash provided by (used in) financing activities	(528)	(223)	25	198	(528)

Net increase (decrease) in cash, cash equivalents and restricted cash	(370)	—	302	—	(68)
Cash, cash equivalents and restricted cash—beginning of period	1,033	12	544	—	1,589
Cash, cash equivalents and restricted cash—end of period	$663	$12	$846	$—	$1,521

Balances per Condensed Consolidating Balance Sheet:

	June 30, 2018
	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	663	12	846	—	1,521
Total cash, cash equivalents and restricted cash	$663	$12	$846	$—	$1,521

Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(55)	$163	$221	$(5)	$324

Cash flows from investing activities
Property, plant and equipment, net	—	(12)	(891)	5	(898)
Investments in subsidiaries	(170)	(7)	—	177	—
Distributions received from affiliates, net	319	—	—	(319)	—
Net cash provided by (used in) investing activities	149	(19)	(891)	(137)	(898)

Cash flows from financing activities
Proceeds from issuances of debt	—	—	2,314	—	2,314
Repayments of debt	—	—	(703)	—	(703)
Debt issuance and deferred financing costs	—	—	(29)	—	(29)
Distributions to parent	—	(319)	—	319	—
Contributions from parent	—	170	7	(177)	—
Distributions to owners	(50)	—	—	—	(50)
Net cash provided by (used in) financing activities	(50)	(149)	1,589	142	1,532

Net increase (decrease) in cash, cash equivalents and restricted cash	44	(5)	919	—	958
Cash, cash equivalents and restricted cash—beginning of period	234	13	358	—	605
Cash, cash equivalents and restricted cash—end of period	$278	$8	$1,277	$—	$1,563